LEASES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Weighted average discount rate	4.50%	4.50%
Weighted average remaining lease term	3 years 6 months	3 years 6 months
Future lease payments	$ 325
Lease term	3 years